Federated Hermes Kaufmann Large Cap Fund
Portfolio of Investments
January 31, 2021 (unaudited)
Shares			Value
		COMMON STOCKS—97.6%
		Communication Services—8.2%
58,000	[1]	Alphabet, Inc., Class A	$105,986,880
265,000	[1]	Facebook, Inc.	68,457,450
89,300	[1]	Netflix, Inc.	47,542,427
1,090,000	[1]	T-Mobile USA, Inc.	137,427,200
		TOTAL	359,413,957
		Consumer Discretionary—12.1%
218,900	[1]	Alibaba Group Holding Ltd., ADR	55,563,387
50,250	[1]	Amazon.com, Inc.	161,111,550
60,400	[1]	Etsy, Inc.	12,025,036
140,500	[1]	Floor & Decor Holdings, Inc.	12,935,835
233,300		Home Depot, Inc.	63,182,306
962,000		Las Vegas Sands Corp.	46,262,580
227,800	[1]	Lululemon Athletica, Inc.	74,873,304
20	[1,2]	New Cotai LLC/Capital	0
381,200		Nike, Inc., Class B	50,924,508
785,000		TJX Cos., Inc.	50,271,400
		TOTAL	527,149,906
		Consumer Staples—0.8%
99,000		Costco Wholesale Corp.	34,890,570
		Energy—0.4%
433,400	[3]	New Fortress Energy, Inc.	19,364,312
		Financials—6.6%
130,300		BlackRock, Inc.	91,374,178
230,000		Goldman Sachs Group, Inc.	62,369,100
551,000		JPMorgan Chase & Co.	70,897,170
1,672,200		KKR & Co., Inc.	65,132,190
		TOTAL	289,772,638
		Health Care—24.6%
413,900		Abbott Laboratories	51,153,901
369,200	[1]	Alcon, Inc.	26,481,286
580,000	[1]	Alnylam Pharmaceuticals, Inc.	87,278,400
178,000	[1]	Argenx SE, ADR	52,157,560
405,000	[1]	Catalent, Inc.	46,595,250
175,000		Danaher Corp.	41,622,000
127,553	[1]	Dexcom, Inc.	47,813,242
542,511	[1]	Edwards Lifesciences Corp.	44,800,558
277,700	[1]	Genmab A/S	110,707,240
200,000	[1]	Genmab A/S, ADR	7,936,000
167,000	[1]	IDEXX Laboratories, Inc.	79,939,560
15,200	[1]	Intuitive Surgical, Inc.	11,364,128
329,500	[1]	Moderna, Inc.	57,056,220
157,600	[1]	Sarepta Therapeutics, Inc.	14,089,440
125,300		Stryker Corp.	27,692,553
740,000	[1]	Ultragenyx Pharmaceutical, Inc.	102,556,600
360,000	[1]	Veeva Systems, Inc.	99,518,400
249,000	[1]	Vertex Pharmaceuticals, Inc.	57,040,920
280,000	[1]	Zai Lab Ltd.	42,841,273
1

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
429,800		Zoetis, Inc.	$66,296,650
		TOTAL	1,074,941,181
		Industrials—10.6%
97,700	[1]	CoStar Group, Inc.	87,901,667
41,800	[1]	Generac Holdings, Inc.	10,300,356
825,000		IHS Markit Ltd.	71,841,000
139,200		Roper Technologies, Inc.	54,693,072
852,900		Trane Technologies PLC	122,263,215
206,100		United Parcel Service, Inc.	31,945,500
470,000		Verisk Analytics, Inc.	86,245,000
		TOTAL	465,189,810
		Information Technology—29.3%
260,000	[1]	Advanced Micro Devices, Inc.	22,266,400
460,000		Apple, Inc.	60,701,600
33,500	[1]	Coupa Software, Inc.	10,380,645
716,360		Fidelity National Information Services, Inc.	88,441,806
215,000	[1,3]	GDS Holdings Ltd., ADR	22,265,400
596,700	[1]	GoDaddy, Inc.	46,888,686
881,500		Marvell Technology Group Ltd.	45,361,990
337,800		Mastercard, Inc.	106,842,762
757,000		Microsoft Corp.	175,593,720
340,000	[1]	Nuance Communications, Inc.	15,483,600
2,020,000	[1]	PagSeguro Digital Ltd.	98,879,000
150,000		Qualcomm, Inc.	23,442,000
520,000	[1]	Qualtrics International, Inc.	22,880,000
588,000	[1]	Salesforce.com, Inc.	132,629,280
285,000	[1]	ServiceNow, Inc.	154,800,600
29,600	[1]	Shopify, Inc.	32,518,264
269,300	[1]	Splunk, Inc.	44,442,579
63,000	[1,3]	Unity Software, Inc.	9,438,660
568,000		Visa, Inc., Class A	109,766,000
249,200	[1]	Workday, Inc.	56,700,476
		TOTAL	1,279,723,468
		Materials—3.8%
104,000		Air Products & Chemicals, Inc.	27,743,040
215,000		Ecolab, Inc.	43,969,650
51,100		Scotts Miracle-Gro Co.	11,314,051
116,800		Sherwin-Williams Co.	80,802,240
		TOTAL	163,828,981
		Real Estate—1.2%
335,000		Crown Castle International Corp.	53,352,100
		TOTAL COMMON STOCKS (IDENTIFIED COST $2,004,738,000)	4,267,626,923
		INVESTMENT COMPANIES—1.6%
10,761,785		Federated Hermes Government Obligations Fund, Premier Shares, 0.01%[4]	10,761,785
58,610,091		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.07%[4]	58,627,674
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $69,389,459)	69,389,459
		TOTAL INVESTMENT IN SECURITIES—99.2% (IDENTIFIED COST $2,074,127,459)	4,337,016,382
		OTHER ASSETS AND LIABILITIES - NET—0.8%[5]	36,340,832
		TOTAL NET ASSETS—100%	$4,373,357,214
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3

An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with the affiliated companies during the period ended January 31, 2021, were as follows:
	Value as of 10/31/2020	Purchases at Cost	Proceeds from Sales
Health Care:
Ultragenyx Pharmaceutical, Inc.	$74,370,000	$—	$—
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$74,370,000	$—	$—

Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 1/31/2021	Shares Held as of 1/31/2021	Dividend Income

$28,186,600	$—	$102,556,600	740,000	$—
$28,186,600	$—	$102,556,600	740,000	$—

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated fund holdings during the period ended January 31, 2021, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares*	Total of Affiliated Transactions
Value as of 10/31/2020	$34,056,266	$67,538,330	$101,594,596
Purchases at Cost	$28,098,149	$234,537,836	$262,635,985
Proceeds from Sales	$(51,392,630)	$(243,438,974)	$(294,831,604)
Change in Unrealized Appreciation/Depreciation	N/A	$(8,640)	$(8,640)
Net Realized Gain/(Loss)	N/A	$(878)	$(878)
Value as of 1/31/2021	$10,761,785	$58,627,674	$69,389,459
Shares Held as of 1/31/2021	10,761,785	58,610,091	69,371,876
Dividend Income	$—	$14,798	$14,798

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

3
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of January 31, 2021, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Collateral Received
$10,227,481	$10,761,785

4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determine that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of January 31, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$3,578,811,308	$—	$0	$3,578,811,308
International	508,785,816	180,029,799	—	688,815,615
Investment Companies	69,389,459	—	—	69,389,459
TOTAL SECURITIES	$4,156,986,583	$180,029,799	$0	$4,337,016,382

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt